Summary of Significant Accounting Policies - Summary of Cumulative Effect of Changes in Balance Sheet for Adoption of Topic 606 (Detail)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Assets:
Accounts receivable	¥ 148,562,946	$ 21,339,732		¥ 86,513,830
Short-term contract assets	20,688,424	2,971,706
Liabilities:
Accrued expenses and other current liabilities	278,690,234	40,031,350		211,458,501
Other non-current liabilities	21,796,367	3,130,852		7,599,404
Deferred tax liability	12,329,929	1,771,083
Equity:
Retained earnings	¥ 852,508,968	$ 122,455,251		¥ 698,036,438
Previously Reported [Member]
Assets:
Accounts receivable			¥ 86,513,830
Short-term contract assets			0
Liabilities:
Accrued expenses and other current liabilities			211,458,501
Other non-current liabilities			7,599,404
Deferred tax liability			0
Equity:
Retained earnings			698,036,438
Restatement Adjustment [Member]
Assets:
Accounts receivable			5,962,945
Short-term contract assets			55,447,904
Liabilities:
Accrued expenses and other current liabilities			19,623,798
Other non-current liabilities			13,892,921
Deferred tax liability			10,308,277
Equity:
Retained earnings			17,585,853
Restatement Adjusted [Member]
Assets:
Accounts receivable			92,476,775
Short-term contract assets			55,447,904
Liabilities:
Accrued expenses and other current liabilities			231,082,299
Other non-current liabilities			21,492,325
Deferred tax liability			10,308,277
Equity:
Retained earnings			¥ 715,622,291